Related Party Transactions - Related Party Costs and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction
Operating expenses from other related parties	$ 172	$ 66	$ 299	$ 229
Total expenses	(6,031)	(6,536)	(11,526)	(6,551)
KNOT Management
Related Party Transaction
Administration fee	379	244	666	474
KOAS [Member]
Related Party Transaction
Administration fee	201	165	$ 395	323
Margin rate on administration cost			5.00%
KOAS UK [Member]
Related Party Transaction
Administration fee	19	31	$ 37	61
Margin rate on administration cost			5.00%
KNOT [Member]
Related Party Transaction
Time charter income from KNOT	1,866	105	$ 1,866	4,883
Vessel operating expenses	5,000	4,392	7,752	6,856
Technical and operational management fee from KNOT to Vessels	2,106	1,703	4,214	3,406
Administration fee	$ 20	$ 40	$ 29	$ 85